UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22145

Federal Life Trust
(Exact name of registrant as specified in charter)

3750 West Deerfield Road
Riverwoods, Illinois 60015
(Address of principal executive offices)

William S. Austin
President and Chief Operating Officer
 Federal Life Insurance Company (Mutual)
 3750 West Deerfield Road
Riverwoods, Illinois 60015
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 233-3750

Date of fiscal year end: December 31

Date of reporting period: July 1, 2010 - June 30, 2011

Item 1.  Proxy Voting Record.

Federal Life Equity Portfolio series of the Federal Life Trust proxy voting record for 7/1/10 to 6/30/11

There is no proxy voting activity for the Portfolio, as there were no votable positions held during the reporting period.

Federal Life Fixed Income Portfolio series of the Federal Life Trust proxy voting record for 7/1/10 to 6/30/11

There is no proxy voting activity for the Portfolio, as there were no votable positions held during the reporting period.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Federal Life Trust

By:	/s/ William S. Austin
William S. Austin
President and Trustee

Date: July 25, 2011